Taxes to Recover - Summary of Recoverable Income Tax and Social Contribution Taxes (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Current	R$ 291,833	R$ 366,080
Non-current	155,358	261,205
IRPJ and CSLL [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable and social contribution taxes	447,191	627,285
Current	291,833	366,080
Non-current	R$ 155,358	R$ 261,205